                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust
                         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NUMBER OF
       SHARES                                                                                                    VALUE
---------------------                                                                                      ------------------

                               COMMON STOCKS (100.0%)
                               Advertising/Marketing Services (3.9%)
              84,400           Dex Media, Inc.                                                                    2,106,624
             130,200           Getty Images, Inc.*                                                                8,964,270
             217,800           Lamar Advertising Co. (Class A)*                                                   9,317,484
              48,400           R.H. Donnelley Corp.*                                                              2,858,020
                                                                                                          ------------------
                                                                                                                 23,246,398
                                                                                                          ------------------
                               Aerospace & Defense (1.1%)
              46,600           FLIR Systems, Inc.*                                                                2,972,614
              28,000           Precision Castparts Corp.                                                          1,839,040
              49,800           Rockwell Collins, Inc.                                                             1,964,112
                                                                                                          ------------------
                                                                                                                  6,775,766
                                                                                                          ------------------
                               Air Freight/Couriers (1.5%)
             104,550           C.H. Robinson Worldwide, Inc.                                                      5,804,616
              56,000           Expeditors International of Washington, Inc.                                       3,129,280
                                                                                                          ------------------
                                                                                                                  8,933,896
                                                                                                          ------------------
                               Apparel/Footwear (1.0%)
             108,200           Coach, Inc.*                                                                       6,102,480
                                                                                                          ------------------

                               Apparel/Footwear Retail (2.6%)
             101,500           Abercrombie & Fitch Co. (Class A)                                                  4,765,425
             127,750           Chico's FAS, Inc.*                                                                 5,816,458
             105,100           Urban Outfitters, Inc.*                                                            4,666,440
                                                                                                          ------------------
                                                                                                                 15,248,323
                                                                                                          ------------------
                               Biotechnology (3.7%)
              79,800           Amylin Pharmaceuticals, Inc.*                                                      1,864,128
             102,700           Celgene Corp.*                                                                     2,724,631
             101,665           Charles River Laboratories International, Inc.*                                    4,677,607
              73,500           Gen-Probe Inc.*                                                                    3,322,935
             118,600           Genzyme Corp.*                                                                     6,887,102
              90,200           MedImmune, Inc.*                                                                   2,445,322
                                                                                                          ------------------
                                                                                                                 21,921,725
                                                                                                          ------------------
                               Broadcasting (1.7%)
             245,125           Univision Communications Inc. (Class A)*                                           7,174,809
              76,200           XM Satellite Radio Holdings Inc. (Class A)*                                        2,866,644
                                                                                                          ------------------
                                                                                                                 10,041,453
                                                                                                          ------------------
                               Casino/Gaming (6.9%)
             319,690           GTECH Holdings Corp.                                                               8,295,955
             168,801           International Game Technology                                                      5,803,378
              43,201           Las Vegas Sands Corp.*                                                             2,073,648
              85,600           Penn National Gaming, Inc.*                                                        5,183,080
             282,700           Station Casinos, Inc.                                                             15,458,036
              62,155           Wynn Resorts, Ltd.*                                                                4,159,413
                                                                                                          ------------------
                                                                                                                 40,973,510
                                                                                                          ------------------
                               Coal (0.8%)
              60,700           Peabody Energy Corp.                                                               4,911,237
                                                                                                          ------------------

                               Computer Communications (1.4%)
             184,100           Avaya Inc.*                                                                        3,166,520
             194,900           Juniper Networks, Inc.*                                                            5,299,331
                                                                                                          ------------------
                                                                                                                  8,465,851
                                                                                                          ------------------
                               Computer Peripherals (1.3%)
              42,000           Lexmark International, Inc. (Class A)*                                             3,570,000
             132,800           Network Appliance, Inc.*                                                           4,411,616
                                                                                                          ------------------
                                                                                                                  7,981,616
                                                                                                          ------------------
                               Computer Processing Hardware (0.8%)
              73,100           Apple Computer, Inc.*                                                              4,707,640
                                                                                                          ------------------

                               Construction Materials (1.6%)
             115,000           Rinker Group Ltd. (ADR) (Australia)                                                9,553,050
                                                                                                          ------------------

                               Containers/Packaging (0.9%)
             105,570           Sealed Air Corp.*                                                                  5,623,714
                                                                                                          ------------------

                               Data Processing Services (1.3%)
              54,500           CheckFree Corp.*                                                                   2,075,360
              96,875           Global Payments Inc.                                                               5,671,063
                                                                                                          ------------------
                                                                                                                  7,746,423
                                                                                                          ------------------
                               Discount Stores (2.2%)
             255,675           Dollar Tree Stores, Inc.*                                                          7,332,759
              59,900           Kmart Holding Corp.*                                                               5,927,105
                                                                                                          ------------------
                                                                                                                 13,259,864
                                                                                                          ------------------
                               Electronic Distributors (0.4%)
              37,460           CDW Corp.*                                                                         2,485,471
                                                                                                          ------------------

                               Electronic Production Equipment (1.0%)
              44,350           KLA-Tencor Corp.*                                                                  2,065,823
              91,200           Tessera Technologies, Inc.*                                                        3,393,552
                                                                                                          ------------------
                                                                                                                  5,459,375
                                                                                                          ------------------
                               Electronics/Appliances (0.7%)
              31,850           Harman International Industries, Inc.                                              4,044,950
                                                                                                          ------------------

                               Finance/Rental/Leasing (0.5%)
              58,650           Doral Financial Corp. (Puerto Rico)                                                2,888,513
                                                                                                          ------------------

                               Financial Conglomerates (1.5%)
             246,400           Brascan Corp. (Class A) (Canada)                                                   8,872,864
                                                                                                          ------------------

                               Financial Publishing/Services (1.5%)
             142,000           Interactive Data Corp.*                                                            3,087,080
              68,500           Moody's Corp.                                                                      5,949,225
                                                                                                          ------------------
                                                                                                                  9,036,305
                                                                                                          ------------------
                               Gas Distributors (0.9%)
             110,900           Questar Corp.                                                                      5,651,464
                                                                                                          ------------------

                               Home Building (0.5%)
               4,150           NVR, Inc.*                                                                         3,193,010
                                                                                                          ------------------

                               Home Furnishings (0.5%)
              29,500           Mohawk Industries, Inc.*                                                           2,691,875
                                                                                                          ------------------

                               Home Improvement Chains (0.5%)
              43,600           Fastenal Co.*                                                                      2,684,016
                                                                                                          ------------------

                               Hotels/Resorts/Cruiselines (3.5%)
              41,600           Four Seasons Hotels, Inc. (Canada)                                                 3,402,464
             320,000           Royal Caribbean Cruises Ltd. (Liberia)                                            17,420,800
                                                                                                          ------------------
                                                                                                                 20,823,264
                                                                                                          ------------------
                               Industrial Machinery (0.9%)
             146,200           Graco Inc.                                                                         5,460,570
                                                                                                          ------------------

                               Information Technology Services (1.0%)
             139,900           Cognizant Technology Solutions Corp. (Class A)*                                    5,921,967
                                                                                                          ------------------

                               Insurance Brokers/Services (0.8%)
             107,034           ChoicePoint Inc.*                                                                  4,922,494
                                                                                                          ------------------

                               Integrated Oil (0.7%)
             125,200           Suncor Energy, Inc. (Canada)                                                       4,432,080
                                                                                                          ------------------

                               Internet Retail (0.4%)
              30,400           Overstock.com, Inc.*                                                               2,097,600
                                                                                                          ------------------

                               Internet Software/Services (0.8%)
             211,600           Akamai Technologies, Inc.*                                                         2,757,148
              63,300           VeriSign, Inc.*                                                                    2,121,816
                                                                                                          ------------------
                                                                                                                  4,878,964
                                                                                                          ------------------
                               Investment Banks/Brokers (2.7%)
             378,751           Ameritrade Holding Corp.*                                                          5,385,839
              19,900           Chicago Marcantile Exchange (The)                                                  4,551,130
              82,850           Legg Mason, Inc.                                                                   6,069,591
                                                                                                          ------------------
                                                                                                                 16,006,560
                                                                                                          ------------------
                               Investment Managers (1.2%)
             253,600           Calamos Asset Management Inc. (Class A)*                                           6,847,200
                                                                                                          ------------------

                               Medical Distributors (1.0%)
             143,100           Patterson Companies Inc.*                                                          6,209,109
                                                                                                          ------------------

                               Medical Specialties (9.8%)
              48,200           Advanced Medical Optics, Inc.*                                                     1,982,948
              85,600           Bard (C.R.), Inc.                                                                  5,476,688
             142,300           Biomet, Inc.                                                                       6,174,397
              45,100           Cooper Companies, Inc. (The)                                                       3,183,609
             139,600           Dade Behring Holdings Inc.*                                                        7,817,600
             158,912           Fisher Scientific International, Inc.*                                             9,912,930
              52,500           IDEXX Laboratories, Inc.*                                                          2,865,975
             129,900           INAMED Corp.*                                                                      8,216,175
             163,458           Kinetic Concepts, Inc.*                                                           12,471,845
                                                                                                          ------------------
                                                                                                                 58,102,167
                                                                                                          ------------------
                               Medical/Nursing Services (1.3%)
             382,700           VCA Antech, Inc.*                                                                  7,500,920
                                                                                                          ------------------

                               Miscellaneous Commercial Services (4.0%)
             253,225           Corporate Executive Board Co. (The)                                               16,950,882
              90,462           Iron Mountain Inc.*                                                                2,758,186
              94,500           Laureate Education Inc.*                                                           4,166,505
                                                                                                          ------------------
                                                                                                                 23,875,573
                                                                                                          ------------------
                               Miscellaneous Manufacturing (0.4%)
              48,200           Pentair, Inc.                                                                      2,099,592
                                                                                                          ------------------

                               Movies/Entertainment (0.4%)
              66,900           DreamWorks Animation SKG, Inc. (Class A)                                           2,509,419
                                                                                                          ------------------

                               Oil & Gas Pipelines (0.5%)
              38,300           Kinder Morgan, Inc.                                                                2,800,879
                                                                                                          ------------------

                               Oil & Gas Production (3.6%)
             358,900           Ultra Petroleum Corp. (Canada)*                                                   17,273,857
             116,300           XTO Energy Inc.                                                                    4,114,694
                                                                                                          ------------------
                                                                                                                 21,388,551
                                                                                                          ------------------
                               Oilfield Services/Equipment (0.4%)
              46,200           Smith International, Inc.*                                                         2,513,742
                                                                                                          ------------------

                               Other Consumer Services (1.6%)
              71,200           Career Education Corp.*                                                            2,848,000
              58,300           ITT Educational Services, Inc.*                                                    2,772,165
              34,600           Strayer Education, Inc.                                                            3,798,734
                                                                                                          ------------------
                                                                                                                  9,418,899
                                                                                                          ------------------
                               Other Metals/Minerals (0.5%)
              29,300           Cameco Corporation                                                                 3,072,398
                                                                                                          ------------------

                               Packaged Software (4.2%)
             138,700           Adobe Systems, Inc.                                                                8,702,038
             140,000           Autodesk, Inc.                                                                     5,313,000
              70,000           McAfee Inc.*                                                                       2,025,100
             122,550           Mercury Interactive Corp.*                                                         5,582,152

             182,800           Salesforce.com Inc.*                                                               3,096,632
                                                                                                          ------------------
                                                                                                                 24,718,922
                                                                                                          ------------------
                               Personnel Services (0.4%)
              72,700           Monster Worldwide Inc.*                                                            2,445,628
                                                                                                          ------------------

                               Pharmaceuticals: Other (0.5%)
             110,800           Elan Corp. PLC (ADR) (Ireland)*                                                    3,019,300
                                                                                                          ------------------

                               Precious Metals (1.9%)
             179,300           Freeport-McMoRan Copper & Gold, Inc. (Class B)                                     6,854,639
             245,800           Placer Dome Inc. (Canada)*                                                         4,635,788
                                                                                                          ------------------
                                                                                                                 11,490,427
                                                                                                          ------------------
                               Property - Casualty Insurers (1.0%)
               8,995           White Mountains Insurance Group, Ltd. (Bermuda)*                                   5,810,770
                                                                                                          ------------------

                               Real Estate Investment Trusts (0.8%)
             124,500           Plum Creek Timber Co., Inc.                                                        4,785,780
                                                                                                          ------------------

                               Recreational Products (2.2%)
             116,317           Electronic Arts Inc.*                                                              7,174,433
             140,000           Shanda Interactive Entertainment Ltd. (Cayman Islands)*                            5,950,000
                                                                                                          ------------------
                                                                                                                 13,124,433
                                                                                                          ------------------
                               Restaurants (2.7%)
             128,400           Cheesecake Factory, Inc. (The)*                                                    4,169,148
             103,960           P.F. Chang's China Bistro, Inc.*                                                   5,858,146
             108,425           Sonic Corp.*                                                                       3,306,962
              64,100           Yum! Brands, Inc.                                                                  3,024,238
                                                                                                          ------------------
                                                                                                                 16,358,494
                                                                                                          ------------------
                               Semiconductors (2.4%)
             100,900           Altera Corp.*                                                                      2,088,630
             133,000           Linear Technology Corp.                                                            5,155,080
             203,450           Marvell Technology Group Ltd. (Bermuda)*                                           7,216,372
                                                                                                          ------------------
                                                                                                                 14,460,082
                                                                                                          ------------------
                               Services to the Health Industry (1.1%)
             141,600           Stericycle, Inc.*                                                                  6,506,520
                                                                                                          ------------------

                               Specialty Insurance (0.5%)
              93,400           Assurant, Inc.                                                                     2,853,370
                                                                                                          ------------------

                               Specialty Stores (1.5%)
             203,580           PETsMART, Inc.                                                                     7,233,197
              93,000           Toys 'R' Us, Inc.*                                                                 1,903,710
                                                                                                          ------------------
                                                                                                                  9,136,907
                                                                                                          ------------------
                               Specialty Telecommunications (3.2%)
             662,675           Crown Castle International Corp.*                                                 11,026,912
             107,292           NTL, Inc.*                                                                         7,828,024
                                                                                                          ------------------
                                                                                                                 18,854,936
                                                                                                          ------------------
                               Telecommunication Equipment (0.3%)
             130,700           Andrew Corp.*                                                                      1,781,441
                                                                                                          ------------------

                               Wholesale Distributors (0.3%)
              61,400           SCP Pool Corp.                                                                     1,958,660
                                                                                                          ------------------

                               Wireless Telecommunications (0.8%)
              98,800           NII Holdings, Inc.*                                                                4,688,060
                                                                                                          ------------------

                               TOTAL COMMON STOCKS
                                 (Cost $ 485,458,286)                                                           595,376,467
                                                                                                          ------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
---------------------

                               SHORT-TERM INVESTMENTS (0.7%)
                               REPURCHASE AGREEMENT
              $4,203           Joint repurchase agreement account 2.223% due 1/03/05 (dated 12/31/04;
                                 proceeds $ 4,203,778) (a)                                                        4,203,000
                                   (Cost $ 4,203,000)                                                     ------------------

                               TOTAL INVESTMENTS
                                 (Cost $ 489,661,286) (a)                                        100.7%         599,579,467
                               LIABILITIES IN EXCESS OF OTHER ASSETS                              (0.7)          (4,435,426)
                                                                                        --------------    ------------------
                               NET ASSETS                                                        100.0%        $595,144,041
                                                                                        ==============    ==================

                 ADR           American Depository Receipt.
                   *           Non-income producing security.
                  (a)          The aggregate cost for federal income tax
                               purposes approximates the aggregate cost for book
                               purposes. The aggregate gross unrealized
                               appreciation is $114,461,053 and the aggregate
                               gross unrealized depreciation is $ 4,542,872,
                               resulting in net unrealized appreciation of $
                               109,918,181.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Developing
         Growth Securities Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  Omitted;

         (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                           /s/ Ronald E. Robison
                                           Ronald E. Robison
                                           Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Developing
         Growth Securities Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  Omitted;

         (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                      /s/ Francis Smith
                                      Francis Smith
                                      Principal Financial Officer

                                       5